Leases	3 Months Ended
Jun. 30, 2012
Leases:
Leases of Lessee Disclosure

The Company formerly leased office space in Los Angeles County, California, for our then two operating subsidiaries under an operating lease with lease terms that extend through July 31, 2013. As part of the rescission of the acquisition of The Uprising on April 3, 2012, The Uprising assumed all responsibility under that lease and has agreed to indemnify the Company for any losses or liabilities. The Company has no operating leases as a result and maintains our sole offices in Florida with a consultant providing legal, financial and administrative support for the Company.